Cash and Cash Equivalents: (Details 1) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Cash And Cash Equivalents Details [Abstract]
Bank deposits	$ 2,174,951	$ 6,367,049
Money market funds	72,139	72,098
Total	$ 2,247,090	$ 6,439,147